Notes Payable (Details) - HZO, Inc. and Subsidiaries - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes Payable
Total notes payable	$ 2,038,420	$ 49,217
Less current portion	(22,590)	(21,923)	$ (16,349)
Net long-term portion of notes payable	$ 2,015,830	27,294
Interest rate	6.00%
Unsecured term loan
Notes Payable
Total notes payable	$ 2,000,000
Equipment financing
Notes Payable
Total notes payable	$ 38,420	$ 49,217
Equipment financing | Minimum
Notes Payable
Interest rate	4.50%
Equipment financing | Maximum
Notes Payable
Interest rate	6.40%